Schedule II - Condensed Financial Information of Registrant Statements of Cash Flows (Details) - USD ($) $ in Millions				1 Months Ended		12 Months Ended
		Sep. 30, 2019	Jun. 18, 2018	Mar. 31, 2021	Jan. 31, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from/used in operating activities:
Amortization of right-of-use operating lease assets						$ 12.0	$ 11.8	$ 13.4
Interest on operating lease liability						(5.5)	(5.5)
Change in right of lease assets						0.4	12.9	12.3
Change in operating lease liabilities						(17.5)	(17.3)	(18.0)
Net cash from/(used in) operating activities						524.7	(672.7)	(337.8)
Cash flows from investing activities:
Proceeds/(purchases) of short term investments						(26.8)	(58.3)	(193.6)
Repayment of loan notes issued by Silverton		$ (125.0)	$ (125.0)			0.0	0.0
Payments for acquisitions and investments, net of cash acquired						(3.2)	(0.5)
(Purchases) of other investments						(20.0)	0.0	0.0
Net cash (used in)/from investing activities						(950.3)	1,151.2	218.3
Cash flows from financing activities:
Proceeds from the net issuance of ordinary shares, net of issuance costs						0.0	0.0	1.4
Ordinary share repurchase						0.0	0.0	(0.1)
Buy-out of minority interest						0.0	0.0	(0.8)
Cash paid for tax withholding purposes						0.0	0.0	(2.8)
Net cash from financing activities						0.5	223.5	65.2
Cash and cash equivalents at beginning of period	[1]					1,747.3
Cash and cash equivalents at end of period	[1]					1,314.1	1,747.3
Parent Company
Cash flows from/used in operating activities:
Net income (1) (excluding equity in net earnings of subsidiaries)						120.3	52.0	174.6
Realized and unrealized (gains)/losses						(6.7)	1.5	9.6
Loss/(gain) on derivative contracts						6.2	(0.3)	(4.0)
Amortization of right-of-use operating lease assets						0.5	0.4	0.3
Interest on operating lease liability						0.1	(0.4)	0.2
Change in other assets						(1.6)	0.5	2.1
Change in right of lease assets						(2.0)	0.0	0.0
Change in accrued expenses and other payables						1.4	15.9	(51.2)
Change in intercompany activities						35.0	41.6	(59.0)
Change in operating lease liabilities						1.5	0.0	(0.5)
Net cash from/(used in) operating activities						154.7	111.2	72.1
Cash flows from investing activities:
(Purchases) of fixed income securities						(42.6)	75.6	(75.6)
Investment in subsidiaries						(115.0)	(87.3)	(82.7)
Net cash (used in)/from investing activities						(157.6)	(11.7)	(158.3)
Cash flows from financing activities:
Proceeds from the net issuance of ordinary shares, net of issuance costs						0.0	0.0	1.4
Capital contribution						0.0	0.0	241.6
Ordinary share repurchase						0.0	0.0	(0.1)
Ordinary and preference share dividends paid						(44.5)	(44.5)	(35.9)
Repayment of long-term debt issued by Silverton						0.0	0.0	7.7
Realized loss on debt extinguishment						0.0	0.0	(5.5)
Cash and Cash Equivalents, Period Increase (Decrease)						(47.4)	55.0	(18.2)
Net cash from financing activities						(44.5)	(44.5)	68.0
Cash and cash equivalents at beginning of period						92.4	37.4	55.6
Cash and cash equivalents at end of period						45.0	92.4	37.4	$ 55.6
MVI
Cash flows from investing activities:
Payments for acquisitions and investments, net of cash acquired				$ (0.8)	$ (0.8)	(0.4)	0.0	(0.2)	$ (0.1)
Parent
Cash flows from financing activities:
Buy-out of minority interest						0.0	0.0	(0.8)
Parent | Parent Company
Cash flows from financing activities:
Long-term debt repayment						$ 0.0	$ 0.0	$ (125.0)

[1]	includes restricted cash of $364.9 million (2020 — $296.0 million)